Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	December 31, 2014
Bunkers	303	-
Lubricants	9,044	9,971
Spare parts	1,658	1,594
Total	11,005	11,565